CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 35,753	$ 32,792	$ 35,558
Cost of revenues	12,836	13,944	14,056
Gross profit	22,917	18,848	21,502
Operating expenses:
Research and development, net	4,151	4,005	4,032
Selling and marketing	8,998	9,954	9,008
General and administrative	5,885	6,154	6,978
Total operating expenses	19,034	20,113	20,018
Operating income (loss)	3,883	(1,265)	1,484
Financial income (expenses), net	731	(64)	141
Income (loss) before income taxes	4,614	(1,329)	1,625
Taxes on income (tax benefit)	1,977	(40)	(2,404)
Net income (loss) from continuing operations	2,637	(1,289)	4,029
Net income (loss) from discontinued operations	0	0	(198)
Net income (loss)	$ 2,637	$ (1,289)	$ 3,831
Basic net income (loss) per share:
Continuing operations	$ 0.11	$ (0.06)	$ 0.17
Discontinued operations	0	0	(0.01)
Basic net income (loss) per share	0.11	(0.06)	0.16
Diluted net income (loss) per share:
Continuing operations	0.11	(0.06)	0.17
Discontinued operations	0	0	(0.01)
Diluted net income (loss) per share	$ 0.11	$ (0.06)	$ 0.16